Trading Advisors	12 Months Ended
Dec. 31, 2011
Trading Advisors [Abstract]
Trading Advisors
5.    Trading Advisors

Ceres, on behalf of each Partnership retains certain commodity trading advisors to make all trading decisions for the Partnerships.  The trading advisors for each Partnership at December 31, 2011, were as follows:

Spectrum Currency
C-View International Limited (“C-View”)

Spectrum Global Balanced
Altis Partners (Jersey) Limited (“Altis”)
C-View International Limited
SSARIS Advisors, LLC (“SSARIS”)

Spectrum Select
Altis Partners (Jersey) Limited
EMC Capital Management, Inc. (“EMC”)
Graham Capital Management, L.P. (“Graham”)
Northfield Trading L.P. (“Northfield”)
Rabar Market Research, Inc. (“Rabar”)
Sunrise Capital Management, Inc. (“Sunrise Capital”)

Spectrum Strategic
Aventis Asset Management LLC
Blenheim Capital Management, L.L.C. (“Blenheim”)
PGR Capital L.P.

Spectrum Technical
Aspect Capital Limited (“Aspect”)
Blackwater Capital Management LLC
Campbell & Company, Inc. (“Campbell”)
Chesapeake Capital Corporation (“Chesapeake”)
John W. Henry & Company, Inc.
Rotella Capital Management, Inc. (“Rotella”)
Winton Capital Management Limited (“Winton”)

Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee - The management fee for Spectrum Currency is accrued at a rate of 1/6 of 1% per month of net assets allocated to each trading advisor on the first day of each month (a 2% annual rate).

The management fee for Spectrum Global Balanced is accrued at a rate of 5/48 of 1% per month of net assets allocated to SSARIS on the first day of each month (a 1.25% annual rate), 1/12 of 1.25% per month of net assets allocated to Altis on the first day of each month (a 1.25% annual rate), and 1/6 of 1% per month of net assets allocated to C-View on the first day of each month (a 2% annual rate).

The management fee for Spectrum Select is accrued at a rate of 1/12 of 1.25% per month of net assets allocated to Altis on the first day of each month (a 1.25% annual rate), 1/6 of 1% per month of net assets allocated to Graham on the first day of each month (a 2% annual rate), 1/12 of 2% per month of net assets allocated to EMC and Rabar on the first day of each month (a 2% annual rate), and 1/12 of 2% per month of net assets allocated to Northfield and Sunrise Capital on the first day of each month (a 2% annual rate).

Prior to February 1, 2011, the monthly management fee payable to Sunrise Capital was ¼ of 1% per month (a 3% annual rate).

Prior to July 1, 2011, the monthly management fee payable to EMC and Rabar was 5/24 of 1% (a 2.5% annual rate).

Prior to July 1, 2011, the monthly management fee payable to Northfield was 1/12 of 3% (a 3% annual rate).

The management fee for Spectrum Strategic is accrued at a rate of ¼ of 1% per month of net assets allocated to Blenheim on the first day of each month (a 3% annual rate), 1/12 of 1% per month of net assets allocated to PGR on the first day of each month (a 1% annual rate) and 1/12 of 1.5% per month of net assets allocated to Aventis on the first day of each month (a 1.5% annual rate).

Effective July 1, 2011, the management fee payable to Eclipse was reduced from a monthly management fee rate equal to 1/12 of 3% (a 3% annual rate) to a monthly management fee rate equal to 1/12 of 2% (a 2% annual rate).  Eclipse was removed as a trading advisor to Spectrum Strategic effective November 30, 2011.

Effective June 1, 2011, the monthly management fee payable to DKR was reduced from a monthly management fee rate equal to 1/12 of 2% (a 2% annual rate) to a monthly management fee rate equal to 1/12 of 1.75% (a 1.75% annual rate).  DKR was removed as a trading advisor to Spectrum Strategic effective August 31, 2011.

The management fee for Spectrum Technical is accrued at a rate of 1/6 of 1% per month of net assets allocated to Aspect, Chesapeake, JWH, and Winton on the first day of each month (a 2% annual rate), 1/6 of 1% per month of net assets allocated to Campbell on the first day of each month (a 2% annual rate), 1/12 of 1% per month of net assets allocated to Rotella on the first day of each month (a 1% annual rate), and 1/12 of 1.25% per month of net assets allocated to Blackwater on the first day of each month (a 1.25% annual rate).

Prior to June 1, 2011, the monthly management fee payable to Campbell was 1/4 of 1% (a 3% annual rate).

Prior to July 1, 2011, the monthly management fee payable to Rotella was 1/12 of 2% (a 2% annual rate).

For the period from August 1, 2010 through September 30, 2010, Chesapeake temporarily reduced the management fee it received from Spectrum Technical from an annual rate of 2% of net assets as of the first day of the month, to an annual rate of 1% of net assets as of the first day of the month.

Effective October 1, 2010 through October 31, 2010, Chesapeake's management fee was increased from an annual rate of 1% of net assets as of the first day of the month, to an annual rate of 1.5% of net assets as of the first day of the month.

Effective November 1, 2010, Chesapeake's management fee was reinstated from an annual rate of 1.5% of net assets as of the first day of the month to an annual rate of 2% of net assets as of the first day of the month.

For the period from October 1, 2009, through December 31, 2009, Rotella temporarily waived the management fee it received from Spectrum Technical.  Effective January 1, 2010 to July 1, 2011, Spectrum Technical paid Rotella a monthly management fee equal to 1/6 of 1% of its net assets allocated to Rotella on the first day of each month (a 2% annual rate).  Prior to October 1, 2009, Spectrum Technical paid Rotella a monthly management fee equal to 1/6 of 1% of its net assets allocated to Rotella on the first day of each month (a 2% annual rate).

Incentive Fee - Spectrum Currency pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to each trading advisor's allocated net assets as of the end of each calendar month.

Prior to May 31, 2011, Spectrum Currency paid DKR a monthly incentive fee equal to 20% of the trading profits experienced with respect to trading advisor's allocated net assets as of the end of each calendar month.  DKR was removed as a trading advisor to Spectrum Currency effective May 31, 2011.

Spectrum Global Balanced pays a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to SSARIS as of the end of each calendar month, and 20% of the trading profits experienced with respect to the net assets allocated to Altis and C-View as of the end of each calendar month.

Spectrum Select pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to Northfield, EMC, Sunrise Capital, Rabar, Altis and Graham as of the end of each calendar month.

Prior to February 1, 2011, the monthly incentive fee rate paid to Sunrise Capital was 15%.

Prior to July 1, 2011, Spectrum Select paid Northfield a monthly incentive fee equal to 15% of the trading profits experienced with respect to trading advisor's allocated net assets as of the end of each calendar month.

Prior to July 1, 2011, Spectrum Select paid EMC and Rabar a monthly incentive fee equal to 17.5% of the trading profits experienced with respect to trading advisor's allocated net assets as of the end of each calendar month.

Spectrum Strategic pays a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to Blenheim as of the end of each calendar month, and 20% of the trading profits experienced with respect to the net assets allocated to Aventis as of the end of each calendar quarter and 20% of the trading profits experienced with respect to the net assets allocated to PGR as of the end of each calendar year.

For the period from July 1, 2011 to November 30, 2011, Spectrum Strategic paid Eclipse a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to Eclipse as of the end of each calendar month.

Prior to July 1, 2011, Spectrum Strategic paid Eclipse a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to Eclipse as of the end of each calendar month.

Prior to August 31, 2011, Spectrum Strategic paid DKR a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to DKR as of the end of each calendar month.

Spectrum Technical pays a monthly incentive fee equal to 19% of the trading profits experienced with respect to the net assets allocated to Chesapeake as of the end of each calendar month, 20% of the trading profits experienced with respect to the net assets allocated to each of Aspect, Campbell, JWH, Rotella, and Winton as of the end of each calendar month, and 20% of the trading profits experienced with respect to the net assets allocated to Blackwater as of the end of each calendar year.

Trading profits represent the amount by which profits from futures, forwards, and options trading exceed losses after brokerage and management fees are deducted.

For all trading advisors with trading losses, no incentive fee is paid in subsequent months until all such losses are recovered.  Cumulative trading losses are adjusted on a pro-rata basis for the net amount of each month's redemptions.